SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
NOL carryover	$ (2,076,950)	$ (1,947,750)
R & D credit	166,875	142,385
Depreciation	10,735	10,735
Less Valuation Allowance	1,899,340	1,794,630
Net deferred tax asset